Label	Element	Value
Genter Capital Taxable Quality Intermediate ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Summary Genter Capital Taxable Quality Intermediate ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Genter Capital Taxable Quality Intermediate ETF (the “Fund”) seeks current income with limited risk to principal
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund is actively managed and will not seek to replicate the performance of an index.  Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in investment grade, intermediate term securities. The term “taxable” in the Fund’s name refers to taxable fixed income instruments and the term “quality” in the Fund’s name refers to investment grade securities.  These investment grade, intermediate term securities will be U.S. Treasuries, Treasury Inflation Protected Securities (TIPS), Floating Rate Notes (FRN),  U.S. agency bonds, U.S. agency mortgage backed securities, U.S. dollar denominated investment grade foreign (non U.S.) government issued debt securities,  domestic and foreign investment-grade corporate bonds, domestic commercial mortgage backed securities, domestic commercial asset backed securities,  and domestic preferred securities, all with a weighted average duration of no more than 150% of Bloomberg Intermediate U.S. Gov/Credit Index or less than 50% of the Bloomberg Intermediate U.S. Gov/Credit Index. The Bloomberg Intermediate U.S. Gov/Credit Index had a weighted average maturity of 4.21 years and a weighted average duration of 3.78 years as of December 31, 2023.
The average maturity or duration of the Fund’s portfolio will vary based on the Subadvisor’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates.  Maturity is the agreed-upon date on which an investment ends, triggering the repayment of the fixed income security.  Duration measures the sensitivity of a fixed income security’s price to changes in interest rates.
The Subadvisor expects to actively adjust the Fund’s average maturity and average duration to meet its expectations of opportunity for incremental income and yield from the portfolio given its outlook for macroeconomic conditions and expected change, microeconomic credit quality of issuers, and other factors that affect the fixed income markets in general and issuers specifically (these include the current macroeconomic cycle of growth, recession, rates of growth in the economy and the Subadvisor’s assessment of how the Federal Reserve and the largest central banks, especially in Europe and Asia, might adjust monetary policy in the coming economic quarters and fiscal years). When considering the future direction of market interest rates and economic policy, the Subadvisor believes that consumer debt levels, government debt levels as a percentage of current and projected gross domestic product, corporate debt levels as a percentage of revenues, and net capital are some of the more important factors to consider. Each of these factors contributes to the Subadvisor’s assessment of the preferred average maturity and duration of the Fund’s portfolio at any given time.
The securities in which the Fund invests will typically be investment grade (rated BBB or better by either Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) and unrated securities considered by the Subadvisor to be of comparable credit quality).
The U.S. agency bonds in which the Fund invests are mortgage-backed securities guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities, or sponsored corporations. These mortgage-backed securities include, among others, government mortgage pass-through securities (a security based on mortgage receivables that provides the investor a right to a portion of those profits) and collateralized mortgage obligations (“CMOs”).

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863. Interim information on the Fund’s results can be obtained by visiting www.genterfunds.com.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-773-3863
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.genterfunds.com
Genter Capital Taxable Quality Intermediate ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The loss of your money is a principal risk of investing in the Fund.
Genter Capital Taxable Quality Intermediate ETF | Call/prepayment risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Call/prepayment risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Genter Capital Taxable Quality Intermediate ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Interest rate risk. As interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase the Fund’s exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond investments at any given time.Changes in interest rates may also affect the Fund’s share price; for example, a sharp rise in interest rates could cause the Fund’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.
Genter Capital Taxable Quality Intermediate ETF | Fixed income risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Fixed income risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.
Genter Capital Taxable Quality Intermediate ETF | Inflation protected securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Inflation protected securities risk. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
Genter Capital Taxable Quality Intermediate ETF | U.S. government securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	U.S. government securities risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
Genter Capital Taxable Quality Intermediate ETF | Mortgage and asset backed securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Mortgage and asset backed securities risk. In addition to other risks commonly associated with investing in debt securities, mortgage-backed securities (“MBS”) are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. MBS are priced with an expectation of some anticipated level of prepayment of principal. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. MBS are also subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. Reduced investor demand for mortgage loans and mortgage- related securities may adversely affect the liquidity and market value of MBS. The risks associated with investing in asset-backed securities (“ABS”) are similar to those associated with investing in MBS. ABS also entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. Certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
Genter Capital Taxable Quality Intermediate ETF | Preferred securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Preferred securities risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Genter Capital Taxable Quality Intermediate ETF | Credit/default risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Credit/default risk. Credit risk is the risk that issuers or guarantors of debt instruments is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.
Genter Capital Taxable Quality Intermediate ETF | Foreign securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Foreign securities risk. Foreign securities have investment risks different from those associated with domestic securities. The value of foreign investments (including investments in ADRs) may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Genter Capital Taxable Quality Intermediate ETF | Authorized Participant risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Authorized Participant risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Genter Capital Taxable Quality Intermediate ETF | ETF structure risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	ETF structure risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:
o
Not individually redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”, which are only available to Authorized Participants. Retail investors may only purchase or sell shares on the Exchange.   You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading issues.  An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o
Market price variance risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

◾
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

◾
To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

◾
The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

◾
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

◾
In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Genter Capital Taxable Quality Intermediate ETF | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.
Genter Capital Taxable Quality Intermediate ETF | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Market risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.
Genter Capital Taxable Quality Intermediate ETF | Limited history of operations risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Limited history of operations risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
Genter Capital Taxable Quality Intermediate ETF | Investment risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investment risk. Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.
Genter Capital Taxable Quality Intermediate ETF | Early close/trading halt risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Early close/trading halt risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Genter Capital Taxable Quality Intermediate ETF | Cybersecurity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Cybersecurity risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
Genter Capital Taxable Quality Intermediate ETF | Genter Capital Taxable Quality Intermediate ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 123

[1]	Estimated for the current fiscal year.